CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,063,956	$ 1,214,449
Restricted cash and cash equivalents	319,250	303,370
Short-term deposits	1,970,346	2,360,545
Restricted short-term deposits	57,243	47,741
Short-term investments	274,846	362,640
Accounts receivable, net of allowance of US$20,670 and US$20,093 as of December 31, 2022 and 2023, respectively	130,700	117,927
Amounts due from related parties, net of allowance of US$5 and US$3 as of December 31, 2022 and 2023, respectively	$ 810	$ 1,794
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Financing receivables, net of allowance of US$18,556 and US$18,213 as of December 31, 2022 and 2023, respectively	$ 0	$ 0
Prepayments and other current assets, net of allowance of US$13,141 and US$13,086 as of December 31, 2022 and 2023, respectively	255,489	236,183
Total current assets	4,072,640	4,644,649
Non-current assets
Long-term deposits	130,000	0
Investments	544,542	660,404
Property and equipment, net	390,681	343,201
Land use rights, net	316,070	330,005
Intangible assets, net	333,715	398,300
Right-of-use assets, net	30,173	33,196
Goodwill	2,649,281	2,649,307
Other non-current assets	16,763	12,591
Total non-current assets	4,411,225	4,427,004
Total assets	8,483,865	9,071,653
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$172,174 and US$204,655 as of December 31, 2022 and 2023, respectively)
Accounts payable	66,755	56,000
Deferred revenue	73,673	86,014
Advances from customers	6,047	3,532
Income taxes payable	86,100	78,103
Accrued liabilities and other current liabilities	2,381,189	2,360,002
Amounts due to related parties	$ 2,533	$ 3,225
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Lease liabilities due within one year	$ 12,388	$ 12,451
Short-term loans	52,119	37,270
Convertible bonds	405,603	435,087
Total current liabilities	3,086,407	3,071,684
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$20,164 and US$17,477 as of December 31, 2022 and 2023, respectively)
Convertible bonds	0	401,173
Lease liabilities	18,422	21,601
Deferred revenue	12,932	9,765
Deferred tax liabilities	53,955	64,262
Other non-current liabilities		436
Total non-current liabilities	85,309	497,237
Total liabilities	3,171,716	3,568,921
Commitments and contingencies (Note 30)
Mezzanine equity	22,133	91,366
Shareholders' equity
Treasury Shares (US$0.00001 par value; 251,663,436 and 426,996,825 shares held as of December 31, 2022 and December 31, 2023, respectively)	(913,939)	(655,141)
Additional paid-in capital	3,282,754	3,277,978
Statutory reserves	37,709	32,536
Retained earnings	2,947,160	2,685,063
Accumulated other comprehensive loss	(197,010)	(162,235)
Total JOYY Inc.'s shareholders' equity	5,156,686	5,178,217
Non-controlling interests	133,330	233,149
Total shareholders' equity	5,290,016	5,411,366
Total liabilities, mezzanine equity and shareholders' equity	8,483,865	9,071,653
Class A common shares
Shareholders' equity
Common shares	9	13
Class B common shares
Shareholders' equity
Common shares	$ 3	$ 3